Debt - Former Senior Secured Credit Facilities - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 11, 2019	Oct. 22, 2018	Mar. 07, 2018	Mar. 06, 2018	Nov. 06, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 17, 2017	Sep. 08, 2016	Oct. 30, 2015
Debt Instrument [Line Items]
Repayment of term loan outstanding aggregate principal balance and accrued interest					$ 46,100,000
Loss on extinguishment of debt					(5,100,000)				$ 4,547,000	$ 5,103,000
Percentage of prepayment premium			1.00%
Period of prepayment premium after effective date			180 days
Line of Credit							$ 22,456,000		20,000,000	10,801,000
Repayments of Lines of Credit							20,000,000	$ 71,713,000	307,191,000	149,311,000	$ 51,012,000
Maximum increase in new credit facilities aggregate amount		$ 25,000,000
IPO [Member]
Debt Instrument [Line Items]
Repayment of term loan outstanding aggregate principal balance and accrued interest					$ 55,600,000
Term Loan A [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments													$ 50,000,000	$ 175,000,000
Term loan facility, increase in borrowing amount						$ 20,000,000
Prepayment of amounts owing under line of credit			$ 13,000,000
Term Loan A [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margins			5.50%	6.25%
Term Loan A [Member] | London Inter bank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Interest rate margins			6.50%	7.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit										100,000,000		$ 80,000,000		$ 3,000,000
Increase to borrowing base credit facility			$ 20,000,000
Line of Credit										10,800
Revolving Credit Facility [Member] | London Inter bank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Interest rate margins			1.75%	2.50%
Term Loan B [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments												$ 50,000,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments		$ 235,000,000					229,125,000		232,063,000
Debt instrument, maturity date		Oct. 22, 2023
Long term debt maturity percentage first and second year		5.00%
Long term debt maturity percentage third and fourth year		10.00%
Long term debt maturity percentage fifth year		12.50%
New Term Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margins		2.25%
Supplementary leverage ratio		0.25%
New Term Loan Facility [Member] | Euro Rate [Member]
Debt Instrument [Line Items]
Interest rate margins		3.25%
Interest rate of borrowings		0.00%
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit	$ 75,000,000	$ 50,000,000
Line of Credit							22,456,000		20,000,000
New Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit	75,000,000
Maximum increase in new credit facilities aggregate amount	$ 25,000,000
Former Term Loan A Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments										228,400,000
Repayments of Lines of Credit		209,600,000
Former Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit										10,801,000
Repayments of Lines of Credit		$ 65,300,000
Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit							$ 0		$ 0	$ 0